Related party transactions and balances (Details Narrative) - USD ($)	Aug. 31, 2021	Aug. 31, 2020	Mar. 09, 2020
IfrsStatementLineItems [Line Items]
Amount due to related parties	$ 33,349	$ 275,502
Business combination agreement [member]
IfrsStatementLineItems [Line Items]
License fees percent			5000.00%